Baillie Gifford EAFE Pure Fund
Baillie Gifford EAFE Pure Fund
Investment Objective
The EAFE Pure Fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Baillie Gifford EAFE Pure Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.30%	0.30%	0.30%	0.30%	0.30%
Redemption Fees (as a percentage of amount redeemed)	0.20%	0.20%	0.20%	0.20%	0.20%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Baillie Gifford EAFE Pure Fund		Class 1		Class 2	Class 3		Class 4		Class 5
Management Fees	[1]	0.35%		0.35%	0.35%		0.35%		0.35%
Service Fees	[2]	0.25%		0.17%	0.10%		0.07%		0.02%
Other Expenses		0.18%	[3]	0.18%	0.18%	[3]	0.18%	[3]	0.18%	[3]
Total Annual Fund Operating Expenses		0.78%		0.70%	0.63%		0.60%		0.55%
Fee Waiver	[4]	none		(0.03%)	(0.03%)		(0.03%)		(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver		0.78%		0.67%	0.60%		0.57%		0.52%
[1]	Expenses have been restated to reflect current fees.
[2]	Service Fees differ between Classes to reflect varying levels of shareholder service fees payable to the Manager, as described in detail under "Share Classes - Shareholder Service Fees" below. Expenses have been restated to reflect current fees.
[3]	Classes 1, 3, 4 and 5 were unfunded as of December 31, 2014, therefore Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
[4]	The Manager has contractually agreed to waive its fees and/or bear other expenses of The EAFE Pure Fund through April 30, 2016 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses) exceed 0.85% for Class 1 shares, 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for Class 4 shares, and 0.52% for Class 5 shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust.

Example of Expenses

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares, or do not redeem any shares, at the end of those periods.  It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The assumed 5% annual return in the Example should not be considered a representation of investment performance, as actual performance will depend upon actual investment results of securities held in the Fund’s portfolio.  Your actual costs may be higher or lower than the Example indicates.

Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example Baillie Gifford EAFE Pure Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	130	301	487	1,023
Class 2	119	273	440	926
Class 3	112	251	401	842
Class 4	109	241	386	806
Class 5	104	225	358	745

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption Baillie Gifford EAFE Pure Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	109	278	462	993
Class 2	98	250	416	895
Class 3	91	228	377	811
Class 4	88	219	361	775
Class 5	83	203	333	714

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance. For the period from April 15, 2014, the date of the Fund’s commencement of investment operations, until December 31, 2014, the Fund’s portfolio turnover rate was 5% (not annualized).

Principal Investment Strategies

The Fund will seek to meet its objective through investments in an international portfolio of common stocks and other equity securities of issuers located in countries of developed markets.  The Fund will engage in the active management of its portfolio by making investments in selected businesses which the portfolio managers believe may grow and enjoy sustainable competitive advantages in their markets.  The Fund will invest in a diversified portfolio consisting principally of exchange-traded securities issued by companies whose principal activities are in developed-market countries contained in the MSCI EAFE Index, cash and cash equivalents.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia, and/or the Far East. The Fund may invest in stocks of any market capitalization.  See “Other Important Information About the Funds” below for additional detail on how the Fund classifies the location of issuers in which it invests.  Currency hedging is permitted, at the discretion of the Manager, to attempt to preserve the Fund’s investments in U.S. dollar terms, and may include utilization of forward foreign currency transactions or other currency instruments, such as options.  The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of admissions to or withdrawals from the Fund. The Fund is managed by a different team of portfolio managers than The EAFE Fund with no overlap in membership, and the resulting portfolio contains different holdings although there may be overlap.  The Fund has the same team of portfolio managers as The EAFE Choice Fund and invests in a manner similar to that of The EAFE Choice Fund, except that the Fund does not include among its principal investment strategies the investment in emerging markets.

Principal Risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Primary Investment Risks.”

•                      Management and Operational Risk — The value of the Fund’s investments will be affected by the techniques and analyses of the Fund’s portfolio managers. The Fund also runs the risk that the portfolio managers’ assessment of an investment may be wrong or that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•                      Market Risk — The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•                      Equity Securities Risk — Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

•                      Foreign Investment Risk and Emerging Markets Risk — Foreign securities, and, in particular, emerging markets securities, are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries.

•                      Correlation Risk — Should the Fund focus its investments in countries, regions, sectors, or companies that are closely correlated with one another, this could create more risk than if the Fund’s investments were less correlated.

•                      Currency and Hedging Risk — Fluctuations in the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies due to changing currency exchange rates can adversely affect the Fund’s value. In addition, hedging a foreign currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency or if the currency hedging is otherwise ineffective.

•                      Liquidity Risk — The Fund’s investments may be subject to low trading volume, lack of a market maker, large position size, or regulatory restrictions.  As a result, it may not be possible to sell an investment at a particular time or at an acceptable price.

•                     Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

Performance

The Fund commenced operations as of April 15, 2014, and does not have a full calendar year of performance available. Accordingly, performance data is not included. Past performance (before and after taxes) is not an indication of future performance.